Risk/Return Detail Data - FidelityAdvisorStrategicIncomeFund-AMCIZPRO	Mar. 01, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Advisor Series II
FidelityAdvisorStrategicIncomeFund-AMCIZPRO | Fidelity Advisor Strategic Income Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity Advisor® Strategic Income Fund /A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Advisor® Strategic Income Fund seeks a high level of current income. The fund may also seek capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 40 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 76 % of the average value of its portfolio.
Portfolio Turnover, Rate	76.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 40 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing primarily in debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Allocating the fund's assets among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging markets securities, and foreign developed markets securities. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Potentially investing in equity securities. Using a neutral mix of approximately 45% high yield, 30% U.S. Government and investment-grade, 15% emerging markets, and 10% foreign developed markets. Analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, and economic risks of the security and its issuer to select investments. Hedging the fund's foreign currency exposures utilizing forward foreign currency exchange contracts, although not all of the fund's foreign currency exposure will be hedged. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above. Effective December 11, 2025, normally investing at least 80% of assets in a combination of debt securities and income-producing equity securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Income-producing equity securities are equity securities that pay, or are expected to pay within the next three months, dividends or interest. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	8.05%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(8.62%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorStrategicIncomeFund-AMCIZPRO | Fidelity Advisor Strategic Income Fund | Fidelity Advisor Strategic Income Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.68%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[3]
Total annual operating expenses	0.94%
1 year	$ 492
3 years	688
5 years	899
10 years	1,509
1 Year	492
3 Years	688
5 Years	899
10 Years	$ 1,509
2015	(1.84%)
2016	8.42%
2017	7.87%
2018	(2.95%)
2019	10.74%
2020	7.19%
2021	3.58%
2022	(11.29%)
2023	9.19%
2024	5.76%
FidelityAdvisorStrategicIncomeFund-AMCIZPRO | Fidelity Advisor Strategic Income Fund | Fidelity Advisor Strategic Income Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[4]
Management fee	0.68%	[2],[3]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[3]
Total annual operating expenses	1.69%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 272
3 years	533
5 years	918
10 years	1,799
1 Year	172
3 Years	533
5 Years	918
10 Years	$ 1,799
FidelityAdvisorStrategicIncomeFund-AMCIZPRO | Fidelity Advisor Strategic Income Fund | Fidelity Advisor Strategic Income Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.68%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[3]
Total annual operating expenses	0.94%
1 year	$ 492
3 years	688
5 years	899
10 years	1,509
1 Year	492
3 Years	688
5 Years	899
10 Years	$ 1,509
FidelityAdvisorStrategicIncomeFund-AMCIZPRO | Fidelity Advisor Strategic Income Fund | Fidelity Advisor Strategic Income Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.68%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[3]
Total annual operating expenses	0.69%
1 year	$ 70
3 years	221
5 years	384
10 years	859
1 Year	70
3 Years	221
5 Years	384
10 Years	$ 859
FidelityAdvisorStrategicIncomeFund-AMCIZPRO | Fidelity Advisor Strategic Income Fund | Fidelity Advisor Strategic Income Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.58%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[3]
Total annual operating expenses	0.59%
1 year	$ 60
3 years	189
5 years	329
10 years	738
1 Year	60
3 Years	189
5 Years	329
10 Years	$ 738
Annual Return, Inception Date	Oct. 02, 2018
FidelityAdvisorStrategicIncomeFund-AMCIZPRO | Fidelity Advisor Strategic Income Fund | Return Before Taxes | Fidelity Advisor Strategic Income Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	1.53%
Past 5 years	1.78%
Past 10 years	3.02%
FidelityAdvisorStrategicIncomeFund-AMCIZPRO | Fidelity Advisor Strategic Income Fund | Return Before Taxes | Fidelity Advisor Strategic Income Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	3.89%
Past 5 years	1.82%
Past 10 years	2.83%
FidelityAdvisorStrategicIncomeFund-AMCIZPRO | Fidelity Advisor Strategic Income Fund | Return Before Taxes | Fidelity Advisor Strategic Income Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	1.54%
Past 5 years	1.78%
Past 10 years	3.02%
FidelityAdvisorStrategicIncomeFund-AMCIZPRO | Fidelity Advisor Strategic Income Fund | Return Before Taxes | Fidelity Advisor Strategic Income Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	6.00%
Past 5 years	2.86%
Past 10 years	3.69%
FidelityAdvisorStrategicIncomeFund-AMCIZPRO | Fidelity Advisor Strategic Income Fund | Return Before Taxes | Fidelity Advisor Strategic Income Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	6.11%
Past 5 years	2.96%
Since Inception	3.67%	[5]
FidelityAdvisorStrategicIncomeFund-AMCIZPRO | Fidelity Advisor Strategic Income Fund | After Taxes on Distributions | Fidelity Advisor Strategic Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(0.03%)
Past 5 years	0.20%
Past 10 years	1.50%
FidelityAdvisorStrategicIncomeFund-AMCIZPRO | Fidelity Advisor Strategic Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor Strategic Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	0.93%
Past 5 years	0.72%
Past 10 years	1.67%
FidelityAdvisorStrategicIncomeFund-AMCIZPRO | Fidelity Advisor Strategic Income Fund | F0097
Risk/Return:
Label	Fidelity Strategic Income Composite Index℠
Past 1 year	5.23%
Past 5 years	1.90%
Past 10 years	3.14%
FidelityAdvisorStrategicIncomeFund-AMCIZPRO | Fidelity Advisor Strategic Income Fund | LB091
Risk/Return:
Label	Bloomberg U.S. Universal Bond Index
Past 1 year	2.04%
Past 5 years	0.06%
Past 10 years	1.73%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17%, 0.16%, 0.18%, 0.17%, and 0.06% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[3]	B Adjusted to reflect current fees.
[4]	B On Class C shares redeemed less than one year after purchase.
[5]	A From October 2, 2018 .